Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2016
Total Capital
(to Risk-Weighted Assets)
Consolidated	$48,429	13.6%	$28,516	8.0%	N/A	N/A
Citizens	41,801	11.8	28,382	8.0	$35,478	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$42,088	11.8%	$16,040	4.5%	N/A	N/A
Citizens	39,460	11.1	15,965	4.5	$23,061	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$46,088	12.9%	$21,387	6.0%	N/A	N/A
Citizens	39,460	11.1	21,287	6.0	$28,382	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$46,088	11.0%	$16,729	4.0%	N/A	N/A
Citizens	39,460	9.3	17,048	4.0	$21,310	5.0%

As of December 31, 2015
Total Capital
(to Risk-Weighted Assets)
Consolidated	$46,854	14.7%	$25,573	8.0%	N/A	N/A
Citizens	41,858	13.2	25,378	8.0	$31,722	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$40,417	12.6%	$14,385	4.5%	N/A	N/A
Citizens	39,421	12.4	14,275	4.5	$20,619	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$44,417	13.9%	$19,179	6.0%	N/A	N/A
Citizens	39,421	12.4	19,033	6.0	$25,378	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$44,417	10.9%	$16,376	4.0%	N/A	N/A
Citizens	39,421	9.7	16,200	4.0	$20,251	5.0%